Concentrations and Risks (Tables)	12 Months Ended
Dec. 31, 2025
Concentrations and Risks [Abstract]
Schedules of Concentrations and Risks

The following table sets forth a summary of single customers whom represent 10% or more of the Company’s total revenue:

	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	MYR	MYR	MYR	USD
Amount of the Company’s revenue
Customer A	13,261,271	11,046,599	—	—
Customer B	47,090,553	48,932,179	39,922,500	9,842,825
Customer C	19,212,200	—	18,538,000	4,570,513
Customer D	—	—	11,445,625	2,821,900

*	Represents percentages less than 10%

The following table sets forth a summary of single customers whom represent 10% or more of the Company’s total gross accounts receivable:

	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	MYR	MYR	MYR	USD
Amount of the Company’s accounts receivable
Customer A	*	*	*	*
Customer B	18,791,450	34,601,600	—	—
Customer C	—	—	18,538,000	4,570,513
Customer D	—	—	11,445,625	2,821,900

*	Represents percentages less than 10%

The following table sets forth a summary of suppliers whom represent 10% or more of the Company’s total purchases:

	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	MYR	MYR	MYR	USD
Amount of the Company’s purchases:
Supplier A	—	4,750,000	—	—
Supplier B**	15,329,495	*	—	—
Supplier C	48,937,982	27,434,744	34,063,500	8,398,299
Supplier D	—	12,530,200	39,418,000	9,718,442

*	Represents percentages less than 10%

**	Related party — VC Marine Sdn Bhd (Note 13)

The following table sets forth a summary of single suppliers whom represent 10% or more of the Company’s total payable:

	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	MYR	MYR	MYR	USD
Amount of the Company’s accounts payable:
Supplier A	720,000	190,400	—	—
Supplier B**	739,879	—	—	—
Supplier C	—	—	—	—
Supplier D	—	—	450,000	110,947
Supplier E	215,000	—	—	—
Supplier F	—	130,000	—	—

**	Related party — VC Marine Sdn Bhd (Note 13)